Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
January 31, 2022
CAI-NPRT3-0422
1.813054.117
Corporate Bonds - 62.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.2%
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	4,306	13,520
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,495	8,658
		22,178
Nonconvertible Bonds - 61.9%
Aerospace - 3.2%
Allegheny Technologies, Inc.:
4.875% 10/1/29	6,080	5,970
5.125% 10/1/31	5,395	5,283
Bombardier, Inc.:
6% 2/15/28 (d)	6,075	5,881
7.125% 6/15/26 (d)	12,110	12,315
7.5% 12/1/24 (d)	8,870	9,181
7.5% 3/15/25 (d)	14,145	14,322
7.875% 4/15/27 (d)	45,265	45,705
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	11,215	10,759
Moog, Inc. 4.25% 12/15/27 (d)	3,455	3,467
Rolls-Royce PLC 5.75% 10/15/27 (d)	10,870	11,405
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	15,000	15,558
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	37,035
TransDigm, Inc.:
4.625% 1/15/29	38,080	36,163
4.875% 5/1/29	25,000	24,003
5.5% 11/15/27	124,228	124,849
6.25% 3/15/26 (d)	17,925	18,508
6.375% 6/15/26	61,985	63,070
7.5% 3/15/27	18,012	18,691
		462,165
Air Transportation - 1.5%
Air Canada 3.875% 8/15/26 (d)	9,105	8,881
Delta Air Lines, Inc. 7% 5/1/25 (d)	2,708	3,033
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	48,285	50,095
4.75% 10/20/28 (d)	39,880	42,521
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	22,205	22,709
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	34,530	36,688
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	7,779	8,428
United Airlines, Inc.:
4.375% 4/15/26 (d)	30,025	29,803
4.625% 4/15/29 (d)	18,025	17,835
		219,993
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	15,745	15,563
Automotive & Auto Parts - 1.5%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	7,960	8,385
Arko Corp. 5.125% 11/15/29 (d)	9,105	8,662
Dana, Inc.:
4.25% 9/1/30	8,870	8,593
4.5% 2/15/32	9,135	8,724
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)	1,760	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)	891	401
Ford Motor Co. 3.25% 2/12/32	29,640	28,321
Ford Motor Credit Co. LLC:
3.375% 11/13/25	26,505	26,535
4% 11/13/30	42,253	42,474
5.113% 5/3/29	10,330	11,056
LCM Investments Holdings 4.875% 5/1/29 (d)	24,415	23,515
McLaren Finance PLC 7.5% 8/1/26 (d)	8,290	8,456
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	14,525	14,380
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	5,530	5,585
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(f)(g)	30,350	30,654
		225,741
Banks & Thrifts - 1.8%
Ally Financial, Inc.:
8% 11/1/31	20,638	27,439
8% 11/1/31	151,039	204,673
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	15,120	15,069
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	8,740	8,569
		255,750
Broadcasting - 1.4%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	12,070	12,508
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	46,565	21,536
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	18,765	18,502
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	8,990	8,935
Netflix, Inc. 4.875% 4/15/28	19,535	21,435
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	22,300	22,037
5.625% 7/15/27 (d)	23,735	24,328
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	2,820	2,691
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	9,100	8,725
3.875% 9/1/31 (d)	12,130	11,220
4% 7/15/28 (d)	23,630	22,862
5% 8/1/27 (d)	14,525	14,831
Townsquare Media, Inc. 6.875% 2/1/26 (d)	5,645	5,863
Univision Communications, Inc. 4.5% 5/1/29 (d)	12,060	11,945
		207,418
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,325	2,342
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	6,555	6,635
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	5,480	5,213
James Hardie International Finance Ltd. 5% 1/15/28 (d)	4,136	4,238
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	4,125	4,088
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	11,605	11,217
6% 12/1/29 (d)	11,220	10,898
6.125% 7/1/29 (d)	6,380	6,252
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	10,525	10,742
Victors Merger Corp. 6.375% 5/15/29 (d)	12,060	11,061
		72,686
Cable/Satellite TV - 4.0%
Block Communications, Inc. 4.875% 3/1/28 (d)	7,830	7,700
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	16,515	15,755
4.5% 8/15/30 (d)	21,660	21,119
4.5% 5/1/32	46,575	44,887
4.75% 3/1/30 (d)	63,365	62,877
4.75% 2/1/32 (d)	26,255	25,827
5% 2/1/28 (d)	91,490	92,606
5.125% 5/1/27 (d)	69,885	71,636
5.375% 6/1/29 (d)	18,080	18,631
5.5% 5/1/26 (d)	8,759	8,967
CSC Holdings LLC:
3.375% 2/15/31 (d)	14,140	12,337
4.5% 11/15/31 (d)	30,110	28,055
5.375% 2/1/28 (d)	23,655	23,725
5.75% 1/15/30 (d)	15,150	14,276
6.5% 2/1/29 (d)	24,795	25,814
DISH DBS Corp.:
5.25% 12/1/26 (d)	15,220	14,763
5.75% 12/1/28 (d)	15,220	14,564
Dolya Holdco 18 DAC 5% 7/15/28 (d)	6,600	6,221
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	8,350	8,038
6.5% 9/15/28 (d)	22,260	21,481
VZ Secured Financing BV 5% 1/15/32 (d)	24,310	23,437
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	6,000	5,692
6% 1/15/27 (d)	11,435	11,707
Ziggo BV 4.875% 1/15/30 (d)	7,990	7,730
		587,845
Capital Goods - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	7,895	7,777
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)	3,245	3,387
		11,164
Chemicals - 1.4%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	24,600	25,773
Gpd Companies, Inc. 10.125% 4/1/26 (d)	14,980	15,748
Ingevity Corp. 3.875% 11/1/28 (d)	11,105	10,513
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)	7,330	7,550
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	3,835	3,586
LSB Industries, Inc. 6.25% 10/15/28 (d)	15,090	15,316
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	12,145	11,598
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	7,820	7,331
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	14,015	14,050
The Chemours Co. LLC:
5.375% 5/15/27	32,330	33,233
5.75% 11/15/28 (d)	16,765	17,023
Tronox, Inc.:
4.625% 3/15/29 (d)	13,295	12,783
6.5% 5/1/25 (d)	8,760	9,091
Valvoline, Inc. 4.25% 2/15/30 (d)	8,315	8,032
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	15,035	14,509
		206,136
Consumer Products - 1.3%
Angi Group LLC 3.875% 8/15/28 (d)	5,530	5,062
Diamond BC BV 4.625% 10/1/29 (d)	7,285	6,830
Foundation Building Materials, Inc. 6% 3/1/29 (d)	5,845	5,642
Gannett Holdings LLC 6% 11/1/26 (d)	8,785	8,895
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	8,760	8,629
Michaels Companies, Inc. 5.25% 5/1/28 (d)	14,150	13,625
Millennium Escrow Corp. 6.625% 8/1/26 (d)	12,120	12,018
Nordstrom, Inc.:
4.25% 8/1/31	25,145	23,251
4.375% 4/1/30	3,790	3,551
5% 1/15/44	1,785	1,591
6.95% 3/15/28	550	598
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	10,160	10,132
7.75% 2/15/29 (d)	8,880	9,526
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (d)	6,670	6,718
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	8,380	7,877
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	15,965	14,889
4% 4/15/29 (d)	15,925	15,267
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	11,407
TKC Holdings, Inc.:
6.875% 5/15/28 (d)	12,040	12,100
10.5% 5/15/29 (d)	12,040	12,582
		190,190
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)	7,963	8,043
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,620
7.5% 12/15/96	12,871	15,059
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	6,000	6,090
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	7,880	7,565
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	4,230	4,209
LABL, Inc. 5.875% 11/1/28 (d)	14,730	14,583
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	6,930	6,986
		68,155
Diversified Financial Services - 2.1%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	15,505	14,784
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	6,915	6,950
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,110	8,170
3.625% 10/1/31 (d)	9,110	7,937
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	6,090	6,014
5.25% 4/15/29 (d)	17,730	17,500
Hightower Holding LLC 6.75% 4/15/29 (d)	5,945	6,064
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	10,613
5.25% 5/15/27	41,665	41,821
6.25% 5/15/26	24,085	24,759
6.375% 12/15/25	28,275	28,781
6.75% 2/1/24	10,075	10,075
LPL Holdings, Inc. 4% 3/15/29 (d)	17,730	17,208
MSCI, Inc.:
3.25% 8/15/33 (d)	9,110	8,544
4% 11/15/29 (d)	6,385	6,425
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)	6,486	259
5.25% 12/27/33 pay-in-kind (d)	6,136	245
OneMain Finance Corp.:
4% 9/15/30	5,610	5,222
5.375% 11/15/29	9,400	9,544
6.625% 1/15/28	7,305	7,841
6.875% 3/15/25	19,480	21,136
7.125% 3/15/26	38,380	42,192
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	3,750	3,807
		305,891
Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	6,050	5,642
4.75% 7/15/31 (d)	6,040	5,618
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	40,645	42,901
		54,161
Energy - 7.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	9,060	9,120
5.75% 1/15/28 (d)	17,645	17,994
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	7,820	7,468
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,090
CGG SA 8.75% 4/1/27 (d)	11,985	11,985
Cheniere Energy Partners LP:
3.25% 1/31/32 (d)	9,110	8,569
4% 3/1/31	31,040	30,883
Cheniere Energy, Inc. 4.625% 10/15/28	22,300	22,635
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)	5,840	6,089
6.75% 4/15/29 (d)	8,995	9,613
7% 10/1/24 (c)(e)	6,915	0
8% 1/15/25 (c)(e)	3,385	0
8% 6/15/27 (c)(e)	2,132	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	27,185	27,149
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	8,760	8,716
7% 6/15/25 (d)	22,045	22,210
CNX Midstream Partners LP 4.75% 4/15/30 (d)	6,435	6,284
CNX Resources Corp. 6% 1/15/29 (d)	5,345	5,505
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	8,645	8,785
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	25,285	25,129
6.75% 3/1/29 (d)	20,060	20,638
7.5% 5/15/25 (d)	3,722	3,786
Continental Resources, Inc. 4.9% 6/1/44	12,240	12,884
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	18,015	18,060
5.75% 4/1/25	4,790	4,826
6% 2/1/29 (d)	25,785	25,978
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	5,055	5,103
CVR Energy, Inc.:
5.25% 2/15/25 (d)	16,990	16,395
5.75% 2/15/28 (d)	22,655	21,749
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)	18,335	17,470
Delek Logistics Partners LP 7.125% 6/1/28 (d)	17,655	17,911
DT Midstream, Inc.:
4.125% 6/15/29 (d)	9,070	8,947
4.375% 6/15/31 (d)	9,070	8,957
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	21,251	21,986
6.625% 7/15/25 (d)	5,510	5,759
Energy Transfer LP 5.5% 6/1/27	16,735	18,147
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,252
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	9,875	9,529
5.125% 6/15/28 (d)	11,235	11,448
5.625% 2/15/26 (d)	15,535	15,846
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	12,280	12,741
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	7,615	7,411
MEG Energy Corp. 7.125% 2/1/27 (d)	11,335	11,805
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	11,260	10,834
7.5% 1/15/28 (d)	9,715	9,108
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	20,960	19,598
6.75% 9/15/25 (d)	6,896	6,534
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	11,090	11,267
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,961	10,429
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	6,245	2,670
NuStar Logistics LP 6% 6/1/26	12,025	12,613
Occidental Petroleum Corp.:
3.5% 8/15/29	14,690	14,480
4.4% 4/15/46	9,300	8,894
4.4% 8/15/49	23,525	22,349
4.625% 6/15/45	11,935	11,562
5.875% 9/1/25	11,055	11,815
6.125% 1/1/31	23,465	27,084
6.2% 3/15/40	5,785	6,696
6.375% 9/1/28	18,145	20,640
6.45% 9/15/36	19,110	23,213
6.6% 3/15/46	11,465	14,414
6.625% 9/1/30	22,115	25,952
7.2% 3/15/29	3,964	4,519
7.5% 5/1/31	1,100	1,359
8.875% 7/15/30	12,405	16,079
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	19,340
7.25% 6/15/25	22,875	18,150
9.25% 5/15/25 (d)	24,810	24,190
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,307
PDC Energy, Inc. 6.125% 9/15/24	1,777	1,795
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)	6,340	6,364
SM Energy Co.:
5.625% 6/1/25	6,330	6,283
6.625% 1/15/27	21,320	21,906
6.75% 9/15/26	4,550	4,596
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	29,729
8% 3/1/32	12,475	16,879
Southwestern Energy Co.:
5.375% 3/15/30	12,145	12,444
5.95% 1/23/25 (f)	244	258
7.75% 10/1/27	12,945	13,791
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	12,070	11,889
Summit Midstream Holdings LLC:
5.75% 4/15/25	5,390	4,813
8.5% (d)(h)	9,110	9,335
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,956
4.5% 4/30/30 (d)	12,185	11,965
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)	9,110	8,679
7.5% 10/1/25 (d)	8,350	8,782
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	10,826
Teine Energy Ltd. 6.875% 4/15/29 (d)	8,990	9,170
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,365
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)	10,734	537
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	7,585	7,572
4.125% 8/15/31 (d)	7,585	7,634
		1,125,516
Environmental - 0.5%
Covanta Holding Corp.:
4.875% 12/1/29 (d)	18,165	18,045
5% 9/1/30	11,060	10,949
GFL Environmental, Inc.:
4% 8/1/28 (d)	9,105	8,483
4.75% 6/15/29 (d)	12,095	11,732
Madison IAQ LLC:
4.125% 6/30/28 (d)	11,390	10,849
5.875% 6/30/29 (d)	9,085	8,396
		68,454
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	36,160	34,141
4.625% 1/15/27 (d)	25,300	25,895
4.875% 2/15/30 (d)	44,700	45,538
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (d)	5,300	4,994
4.75% 9/15/29	6,860	6,963
5.625% 5/1/27	6,030	6,218
Parkland Corp.:
4.5% 10/1/29 (d)	8,995	8,648
4.625% 5/1/30 (d)	12,175	11,688
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	11,130	11,575
		155,660
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	8,615	7,906
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	6,285	6,284
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	6,310	6,973
JBS U.S.A. Food Co. 5.75% 1/15/28 (d)	10,705	11,160
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	18,350	19,566
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	20,180	21,403
6.5% 4/15/29 (d)	29,320	31,849
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	7,777	8,224
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	12,150	12,003
4.375% 1/31/32 (d)	6,075	5,991
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	8,495	7,971
5.5% 10/15/27 (d)	8,855	9,059
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	21,020	20,740
Post Holdings, Inc.:
4.5% 9/15/31 (d)	47,500	45,206
4.625% 4/15/30 (d)	15,630	15,063
5.5% 12/15/29 (d)	21,040	21,624
Simmons Foods, Inc. 4.625% 3/1/29 (d)	8,340	7,996
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,455
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	6,360	5,963
U.S. Foods, Inc. 4.625% 6/1/30 (d)	7,520	7,313
United Natural Foods, Inc. 6.75% 10/15/28 (d)	7,750	8,225
		283,974
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,295	4,359
Boyd Gaming Corp. 4.75% 6/15/31 (d)	15,120	14,841
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	18,245	17,468
6.25% 7/1/25 (d)	41,240	42,674
8.125% 7/1/27 (d)	54,990	59,183
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	13,750	14,158
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	18,300	17,834
6.75% 1/15/30 (d)	24,400	23,709
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	8,585	8,671
Melco Resorts Finance Ltd.:
4.875% 6/6/25 (d)	30,275	29,691
5.25% 4/26/26 (d)	12,015	11,715
5.375% 12/4/29 (d)	8,160	7,701
5.75% 7/21/28 (d)	5,530	5,309
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)	11,195	11,503
MGM Resorts International 4.75% 10/15/28	11,125	11,034
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	19,045	20,420
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	35,005	32,989
5.875% 9/1/31 (d)	24,325	22,925
Station Casinos LLC 4.625% 12/1/31 (d)	9,135	8,678
Studio City Finance Ltd. 5% 1/15/29 (d)	5,700	4,930
VICI Properties, Inc.:
4.25% 12/1/26 (d)	21,450	21,691
4.625% 12/1/29 (d)	12,240	12,598
Wynn Macau Ltd. 5.125% 12/15/29 (d)	16,800	15,036
		419,117
Healthcare - 4.4%
180 Medical, Inc. 3.875% 10/15/29 (d)	6,495	6,316
AMN Healthcare 4.625% 10/1/27 (d)	2,765	2,792
Avantor Funding, Inc. 3.875% 11/1/29 (d)	6,075	5,832
Cano Health, Inc. 6.25% 10/1/28 (d)	4,050	3,888
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	6,070	5,683
5% 7/15/27 (d)	3,765	3,836
Centene Corp. 4.25% 12/15/27	11,560	11,841
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	9,500	9,165
4% 3/15/31 (d)	12,085	11,632
4.25% 5/1/28 (d)	3,400	3,382
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	16,055	15,353
5.25% 5/15/30 (d)(i)	18,245	18,167
5.625% 3/15/27 (d)	5,640	5,671
6% 1/15/29 (d)	8,490	8,646
6.125% 4/1/30 (d)	24,105	22,953
6.625% 2/15/25 (d)	13,150	13,609
8% 3/15/26 (d)	61,410	63,924
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	4,180	3,840
4.625% 6/1/30 (d)	31,515	30,661
Encompass Health Corp. 5.125% 3/15/23	2,146	2,143
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	6,075	6,045
HealthEquity, Inc. 4.5% 10/1/29 (d)	6,410	6,266
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)	12,050	12,487
IQVIA, Inc. 5% 5/15/27 (d)	12,070	12,344
Jazz Securities DAC 4.375% 1/15/29 (d)	12,305	12,149
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)(i)	12,105	12,075
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	7,010	6,790
Modivcare, Inc. 5.875% 11/15/25 (d)	8,105	8,409
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	10,465	10,321
3.875% 5/15/32 (d)	12,160	11,734
4.375% 6/15/28 (d)	7,525	7,545
Option Care Health, Inc. 4.375% 10/31/29 (d)	6,680	6,508
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	21,010	20,674
5.125% 4/30/31 (d)	18,260	18,260
Owens & Minor, Inc. 4.5% 3/31/29 (d)	8,310	8,073
Radiology Partners, Inc. 9.25% 2/1/28 (d)	20,865	20,761
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	10,405	10,108
Syneos Health, Inc. 3.625% 1/15/29 (d)	8,395	7,957
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	17,640	17,007
4.375% 1/15/30 (d)	43,755	42,165
4.625% 7/15/24	2,495	2,505
4.625% 9/1/24 (d)	12,045	12,179
4.875% 1/1/26 (d)	30,115	30,251
5.125% 11/1/27 (d)	18,070	18,110
6.125% 10/1/28 (d)	19,415	19,478
6.25% 2/1/27 (d)	35,815	36,646
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,904
5.125% 5/9/29	6,085	5,849
Vizient, Inc. 6.25% 5/15/27 (d)	2,760	2,829
		640,763
Homebuilders/Real Estate - 2.2%
Arcosa, Inc. 4.375% 4/15/29 (d)	8,410	8,179
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	8,940	8,816
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	7,775	7,554
Century Communities, Inc. 3.875% 8/15/29 (d)	9,110	8,743
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	10,555	11,149
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	10,756
4.625% 8/1/29	18,080	18,591
5% 10/15/27	25,968	26,682
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	36,785	36,134
7.625% 6/15/25 (d)	33,090	35,102
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	12,170	11,653
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)	8,020	7,876
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	10,725	11,116
5.625% 3/1/24 (d)	1,312	1,384
5.875% 6/15/27 (d)	9,260	9,931
TopBuild Corp. 3.625% 3/15/29 (d)	5,910	5,721
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	17,046
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	15,244
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	31,410	30,451
6.5% 2/15/29 (d)	39,880	37,726
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	5,045	4,962
		324,816
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,069
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	5,595	5,452
4% 5/1/31 (d)	8,395	8,250
4.875% 1/15/30	6,900	7,121
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,604
		32,496
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	9,105	8,650
7% 11/15/25 (d)	34,880	34,821
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	11,125	10,819
5.875% 11/1/29 (d)	9,115	8,933
6.75% 10/15/27 (d)	16,680	16,486
AmWINS Group, Inc. 4.875% 6/30/29 (d)	8,805	8,618
AssuredPartners, Inc.:
5.625% 1/15/29 (d)	6,550	6,089
7% 8/15/25 (d)	4,865	4,858
HUB International Ltd.:
5.625% 12/1/29 (d)	13,275	13,043
7% 5/1/26 (d)	11,770	12,082
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,971
		132,370
Leisure - 1.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	6,360	6,387
Carnival Corp.:
4% 8/1/28 (d)	18,190	17,304
7.625% 3/1/26 (d)	8,415	8,583
9.875% 8/1/27 (d)	16,600	18,613
10.5% 2/1/26 (d)	11,990	13,465
Merlin Entertainments PLC 5.75% 6/15/26 (d)	7,725	8,015
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	12,585	11,987
12.25% 5/15/24 (d)	9,554	11,128
NCL Finance Ltd. 6.125% 3/15/28 (d)	5,265	4,979
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	9,125	8,818
10.875% 6/1/23 (d)	13,720	14,690
11.5% 6/1/25 (d)	11,874	13,121
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	12,145	11,833
Vail Resorts, Inc. 6.25% 5/15/25 (d)	6,250	6,469
Viking Cruises Ltd.:
5.875% 9/15/27 (d)	11,595	10,580
13% 5/15/25 (d)	9,250	10,337
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	4,965	4,853
Voc Escrow Ltd. 5% 2/15/28 (d)	10,755	10,437
		191,599
Metals/Mining - 1.6%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)	15,485	15,554
6.125% 5/15/28 (d)	3,565	3,790
Arconic Corp.:
6% 5/15/25 (d)	6,630	6,829
6.125% 2/15/28 (d)	16,695	17,320
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	23,720	23,144
4.875% 3/1/31 (d)	11,440	11,211
5.875% 6/1/27	18,030	18,660
Eldorado Gold Corp. 6.25% 9/1/29 (d)	13,719	13,738
ERO Copper Corp. 6.5% 2/15/30 (d)	9,085	8,949
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	10,955	11,143
6.875% 3/1/26 (d)	28,325	29,246
7.25% 4/1/23 (d)	3,457	3,485
7.5% 4/1/25 (d)	20,585	21,048
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	8,990	9,046
4.5% 9/15/27 (d)	9,015	9,234
5.125% 5/15/24 (d)	9,780	10,122
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	7,020	6,911
Mineral Resources Ltd. 8.125% 5/1/27 (d)	18,015	19,277
Murray Energy Corp.:
11.25% 4/15/21 (c)(d)(e)	8,915	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)	10,343	0
		238,707
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	5,915	5,604
4% 9/1/29 (d)	11,830	11,268
Cascades, Inc.:
5.125% 1/15/26 (d)	5,600	5,670
5.375% 1/15/28 (d)	5,600	5,656
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	11,230	11,602
Glatfelter Corp. 4.75% 11/15/29 (d)	9,105	9,176
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	9,050	8,937
Mercer International, Inc. 5.125% 2/1/29	15,060	14,853
		72,766
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	15,860	16,296
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	9,095	8,618
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	12,115	11,810
4% 10/15/30 (d)	39,005	36,106
4.375% 1/15/28 (d)	10,600	10,401
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	5,565	5,509
Papa John's International, Inc. 3.875% 9/15/29 (d)	5,560	5,296
Yum! Brands, Inc. 4.625% 1/31/32	11,975	11,918
		81,040
Services - 2.5%
AECOM 5.125% 3/15/27	11,885	12,375
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	17,735	16,811
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	21,690	20,827
4.625% 6/1/28 (d)	14,365	13,578
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	10,240	10,050
4% 7/1/29 (d)	5,920	5,846
CoreCivic, Inc. 8.25% 4/15/26	32,260	33,712
Fair Isaac Corp. 4% 6/15/28 (d)	2,910	2,881
Gartner, Inc.:
3.625% 6/15/29 (d)	8,610	8,352
3.75% 10/1/30 (d)	11,495	11,150
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,765	8,972
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	16,800	15,951
Hertz Corp.:
4.625% 12/1/26 (d)	5,180	5,026
5% 12/1/29 (d)	10,055	9,682
5.5% 10/15/24 (c)(d)(e)	10,890	14
6% 1/15/28 (c)(d)(e)	10,285	566
6.25% 10/15/22 (c)(e)	11,875	15
7.125% 8/1/26 (c)(d)(e)	10,285	566
IAA, Inc. 5.5% 6/15/27 (d)	4,680	4,803
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	22,025	20,884
4.875% 9/15/29 (d)	24,110	23,800
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	10,355	10,355
Service Corp. International 4% 5/15/31	12,070	11,693
Sotheby's 7.375% 10/15/27 (d)	4,960	5,153
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	9,045	9,158
The Brink's Co. 4.625% 10/15/27 (d)	12,180	12,334
The GEO Group, Inc.:
5.125% 4/1/23	9,625	9,289
5.875% 10/15/24	14,053	12,367
6% 4/15/26	9,655	7,941
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,865	8,418
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	27,335	26,515
6.25% 1/15/28 (d)	9,175	9,519
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	9,760	9,882
		358,485
Steel - 0.1%
Algoma Steel SCA 0% 12/31/23 (c)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	5,854
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	10,980	11,255
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,375	4,331
		21,440
Super Retail - 1.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,507
4.625% 11/15/29 (d)	10,005	9,845
4.75% 3/1/30	3,523	3,472
5% 2/15/32 (d)	10,800	10,715
At Home Group, Inc.:
4.875% 7/15/28 (d)	6,055	5,787
7.125% 7/15/29 (d)	9,035	8,470
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	5,555	5,962
6.75% 7/1/36	27,016	30,697
6.875% 11/1/35	7,304	8,400
7.5% 6/15/29	8,335	9,101
Carvana Co.:
4.875% 9/1/29 (d)	21,255	18,893
5.5% 4/15/27 (d)	11,975	11,154
EG Global Finance PLC 8.5% 10/30/25 (d)	16,085	16,307
Gap, Inc.:
3.625% 10/1/29 (d)	12,145	11,297
3.875% 10/1/31 (d)	12,145	11,271
Lithia Motors, Inc. 3.875% 6/1/29 (d)	13,230	12,998
		177,876
Technology - 3.1%
Acuris Finance U.S. 5% 5/1/28 (d)	9,045	8,649
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	11,390	10,925
Block, Inc. 3.5% 6/1/31 (d)	12,070	11,497
CA Magnum Holdings 5.375% (d)(h)	4,870	4,966
Camelot Finance SA 4.5% 11/1/26 (d)	10,590	10,737
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	10,695	10,202
4.875% 7/1/29 (d)	10,115	9,635
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	8,316
Elastic NV 4.125% 7/15/29 (d)	17,090	15,979
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	11,810	11,014
5.25% 12/1/27 (d)	9,345	9,579
II-VI, Inc. 5% 12/15/29 (d)	9,495	9,476
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,040	12,100
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	9,100	8,895
MicroStrategy, Inc. 6.125% 6/15/28 (d)	23,020	21,984
NCR Corp.:
5% 10/1/28 (d)	5,530	5,494
5.125% 4/15/29 (d)	8,870	8,851
5.25% 10/1/30 (d)	5,530	5,437
5.75% 9/1/27 (d)	9,035	9,177
6.125% 9/1/29 (d)	9,035	9,496
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	5,930	6,439
NortonLifeLock, Inc. 5% 4/15/25 (d)	10,050	10,079
onsemi 3.875% 9/1/28 (d)	11,065	10,996
Open Text Corp.:
3.875% 2/15/28 (d)	5,690	5,576
3.875% 12/1/29 (d)	6,700	6,435
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	5,690	5,559
4.125% 12/1/31 (d)	5,485	5,293
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)	5,980	5,904
7.25% 3/15/29 (d)	5,980	5,995
PTC, Inc.:
3.625% 2/15/25 (d)	6,650	6,675
4% 2/15/28 (d)	6,575	6,517
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	6,425	5,991
Roblox Corp. 3.875% 5/1/30 (d)	9,120	8,824
Sensata Technologies BV 4% 4/15/29 (d)	11,970	11,763
Synaptics, Inc. 4% 6/15/29 (d)	7,015	6,879
TTM Technologies, Inc. 4% 3/1/29 (d)	8,870	8,476
Twilio, Inc.:
3.625% 3/15/29	9,995	9,589
3.875% 3/15/31	10,460	10,015
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	35,255	37,540
8% 11/1/26 (d)	51,060	54,145
Unisys Corp. 6.875% 11/1/27 (d)	6,095	6,491
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)	19,400	19,788
		457,378
Telecommunications - 6.3%
Altice Financing SA:
5% 1/15/28 (d)	11,280	10,494
5.75% 8/15/29 (d)	24,290	22,692
Altice France SA:
5.125% 7/15/29 (d)	79,325	73,447
5.5% 1/15/28 (d)	24,740	23,599
5.5% 10/15/29 (d)	106,150	100,597
8.125% 2/1/27 (d)	7,635	8,072
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	42,100	43,731
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	5,500	5,157
5.625% 9/15/28 (d)	4,350	4,152
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	19,575	19,379
5.875% 10/15/27 (d)	10,375	10,683
6% 1/15/30 (d)	12,185	11,761
6.75% 5/1/29 (d)	12,535	12,566
Intelsat Jackson Holdings SA:
6.5% 1/27/30 (c)(d)	25,303	25,303
8% 2/15/24 (d)	20,755	21,040
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	14,860	14,573
6.75% 10/15/27 (d)	10,157	10,555
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	24,590	22,377
3.75% 7/15/29 (d)	24,670	22,511
Lumen Technologies, Inc. 5.375% 6/15/29 (d)	15,130	14,345
Millicom International Cellular SA 4.5% 4/27/31 (d)	1,725	1,672
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	15,705	13,710
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	6,070	5,782
6% 2/15/28 (d)	4,490	4,222
Qwest Corp. 7.25% 9/15/25	1,480	1,676
Sable International Finance Ltd. 5.75% 9/7/27 (d)	18,690	19,064
SBA Communications Corp.:
3.125% 2/1/29	13,305	12,400
3.875% 2/15/27	17,015	17,185
Sprint Capital Corp.:
6.875% 11/15/28	70,044	83,317
8.75% 3/15/32	42,306	58,911
Sprint Corp. 7.625% 3/1/26	10,895	12,475
T-Mobile U.S.A., Inc.:
2.625% 2/15/29	16,895	15,847
2.875% 2/15/31	26,040	24,478
3.375% 4/15/29	11,975	11,727
3.5% 4/15/31	11,975	11,682
Telesat Canada/Telesat LLC 5.625% 12/6/26 (d)	10,820	9,153
Uniti Group, Inc.:
6% 1/15/30 (d)	15,190	13,899
7.875% 2/15/25 (d)	17,650	18,382
Virgin Media Finance PLC 5% 7/15/30 (d)	21,860	20,576
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	21,200	20,260
Windstream Escrow LLC 7.75% 8/15/28 (d)	43,795	44,165
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	17,180	16,222
		913,839
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	6,075	5,422
4.25% 3/15/29 (d)	8,675	7,984
Foot Locker, Inc. 4% 10/1/29 (d)	6,070	5,853
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	5,320	5,101
Victoria's Secret & Co. 4.625% 7/15/29 (d)	22,560	21,739
		46,099
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	9,095	8,995
Utilities - 2.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	13,295	12,517
3.75% 1/15/32 (d)	6,075	5,764
4.75% 3/15/28 (d)	6,920	7,123
NRG Energy, Inc.:
3.375% 2/15/29 (d)	5,145	4,753
3.625% 2/15/31 (d)	10,215	9,474
3.875% 2/15/32 (d)	15,190	14,282
5.75% 1/15/28	9,410	9,739
6.625% 1/15/27	8,283	8,563
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,926
3.75% 7/1/28	2,868	2,888
3.75% 8/15/42	10,400	9,091
3.95% 12/1/47	53,930	48,345
4% 12/1/46	24,380	22,314
4.25% 3/15/46	2,400	2,271
4.3% 3/15/45	5,995	5,619
4.55% 7/1/30	60,820	63,290
PG&E Corp.:
5% 7/1/28	22,000	22,000
5.25% 7/1/30	8,330	8,259
Pike Corp. 5.5% 9/1/28 (d)	17,850	17,448
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	23,230	22,417
5% 7/31/27 (d)	22,585	22,763
5.5% 9/1/26 (d)	3,485	3,555
5.625% 2/15/27 (d)	28,195	28,760
		354,161
TOTAL NONCONVERTIBLE BONDS		9,013,323
TOTAL CORPORATE BONDS (Cost $8,974,516)		9,035,501

Common Stocks - 17.9%
	Shares	Value ($) (000s)
Air Transportation - 0.2%
Air Canada (j)	511,000	9,190
GXO Logistics, Inc. (j)	176,900	14,366
TOTAL AIR TRANSPORTATION		23,556
Automotive & Auto Parts - 0.1%
Allison Transmission Holdings, Inc.	241,300	9,167
Exide Technologies (c)(j)	385	250
Exide Technologies (c)(j)	9,824	10
Exide Technologies (c)(j)	580,031	0
UC Holdings, Inc. (c)(j)	677,217	4,002
TOTAL AUTOMOTIVE & AUTO PARTS		13,429
Broadcasting - 0.5%
iHeartMedia, Inc. (j)	104	2
Nexstar Broadcasting Group, Inc. Class A	462,829	76,543
TOTAL BROADCASTING		76,545
Building Materials - 0.3%
Builders FirstSource, Inc. (j)	435,000	29,576
Carrier Global Corp.	319,800	15,248
TOTAL BUILDING MATERIALS		44,824
Capital Goods - 0.7%
Thermo Fisher Scientific, Inc.	98,300	57,142
Zebra Technologies Corp. Class A (j)	88,400	45,006
TOTAL CAPITAL GOODS		102,148
Chemicals - 0.6%
CF Industries Holdings, Inc.	619,002	42,631
The Chemours Co. LLC	1,144,240	37,428
TOTAL CHEMICALS		80,059
Consumer Products - 0.9%
BJ's Wholesale Club Holdings, Inc. (j)	454,100	27,914
Reddy Ice Holdings, Inc. (c)(j)	199,717	11
Tapestry, Inc.	344,400	13,070
Tempur Sealy International, Inc.	2,160,700	86,017
TOTAL CONSUMER PRODUCTS		127,012
Containers - 0.4%
Berry Global Group, Inc. (j)	342,000	23,058
WestRock Co.	660,100	30,470
TOTAL CONTAINERS		53,528
Diversified Financial Services - 0.3%
Axis Energy Services, LLC Class A (c)	11,616	4
OneMain Holdings, Inc.	777,400	40,160
PJT Partners, Inc.	5,092	353
TOTAL DIVERSIFIED FINANCIAL SERVICES		40,517
Energy - 2.9%
Array Technologies, Inc. (j)	208,059	2,193
California Resources Corp.	3,670,238	156,426
California Resources Corp. warrants 10/27/24 (j)	57,076	856
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(j)	392	1
Series B warrants 10/1/25 (c)(j)	392	1
Cheniere Energy, Inc.	349,900	39,154
Chesapeake Energy Corp. (k)	1,144,903	78,048
Chesapeake Energy Corp. (b)	22,818	1,556
Chesapeake Energy Corp.:
Series A warrants 2/9/26 (j)	117,493	4,983
Series B warrants 2/9/26 (j)	130,548	5,131
Series C warrants 2/9/26 (j)	84,388	2,973
Civitas Resources, Inc.	60,298	3,286
Denbury, Inc. warrants 9/18/25 (j)	439,788	18,920
Diamond Offshore Drilling, Inc. (c)(j)	118,485	605
EP Energy Corp. (c)(j)	841,775	74,884
Forbes Energy Services Ltd. (j)	193,218	0
Jonah Energy Parent LLC (c)(j)	304,505	19,564
Mesquite Energy, Inc. (c)(j)	317,026	11,407
Superior Energy Services, Inc. Class A (c)	110,370	2,826
Unit Corp. (j)	37,978	1,756
TOTAL ENERGY		424,570
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	3,366,626	5,185
Environmental - 0.4%
Darling Ingredients, Inc. (j)	909,117	57,974
Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (b)(c)(j)	793,345	18,112
Food/Beverage/Tobacco - 0.5%
JBS SA	11,593,100	76,609
Gaming - 1.2%
Boyd Gaming Corp.	1,088,300	64,710
Caesars Entertainment, Inc. (j)	1,335,236	101,665
Studio City International Holdings Ltd. ADR (j)	695,700	3,931
TOTAL GAMING		170,306
Healthcare - 1.2%
Charles River Laboratories International, Inc. (j)	56,800	18,730
Encompass Health Corp.	34	2
HCA Holdings, Inc.	154,200	37,016
Humana, Inc.	87,800	34,462
IQVIA Holdings, Inc. (j)	344,400	84,344
TOTAL HEALTHCARE		174,554
Homebuilders/Real Estate - 0.5%
Arthur J. Gallagher & Co.	196,100	30,972
Lennar Corp. Class A	209,300	20,116
PulteGroup, Inc.	365,200	19,242
TOTAL HOMEBUILDERS/REAL ESTATE		70,330
Metals/Mining - 0.3%
Elah Holdings, Inc. (j)	906	73
First Quantum Minerals Ltd.	1,544,300	38,038
TOTAL METALS/MINING		38,111
Services - 0.6%
ASGN, Inc. (j)	226,400	26,007
Penhall Acquisition Co.:
Class A (c)(j)	26,163	3,618
Class B (c)(j)	8,721	1,206
United Rentals, Inc. (j)	98,494	31,530
Visa, Inc. Class A	126,540	28,620
TOTAL SERVICES		90,981
Steel - 0.0%
Algoma Steel GP	425,798	3,632
Algoma Steel SCA (c)(j)	198,162	0
TOTAL STEEL		3,632
Super Retail - 1.1%
Amazon.com, Inc. (j)	4,600	13,761
Arena Brands Holding Corp. Class B (b)(c)(j)	659,302	2,136
Bath & Body Works, Inc.	298,900	16,759
eBay, Inc.	434,500	26,100
Lowe's Companies, Inc.	187,000	44,384
PVH Corp.	210,600	20,009
RH (j)	35,500	14,300
Williams-Sonoma, Inc.	121,600	19,522
TOTAL SUPER RETAIL		156,971
Technology - 4.4%
Adobe, Inc. (j)	92,700	49,530
Alphabet, Inc. Class A (j)	36,500	98,772
CDW Corp.	131,500	24,860
EPAM Systems, Inc. (j)	73,200	34,853
Global Payments, Inc.	309,624	46,406
Lam Research Corp.	109,100	64,360
Marvell Technology, Inc.	551,400	39,370
Meta Platforms, Inc. Class A (j)	271,400	85,019
Microchip Technology, Inc.	502,600	38,941
NVIDIA Corp.	107,800	26,396
NXP Semiconductors NV	100,000	20,544
onsemi (j)	748,538	44,164
PayPal Holdings, Inc. (j)	177,000	30,433
SS&C Technologies Holdings, Inc.	426,282	34,047
TOTAL TECHNOLOGY		637,695
Telecommunications - 0.1%
GTT Communications, Inc. rights (c)(j)	472,864	473
T-Mobile U.S., Inc. (j)	176,000	19,038
TOTAL TELECOMMUNICATIONS		19,511
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (j)	99,633	5,563
Transportation Ex Air/Rail - 0.1%
Tricer Holdco SCA:
Class A1 (b)(c)(j)	598,287	1
Class A2 (b)(c)(j)	598,287	1
Class A3 (b)(c)(j)	598,287	1
Class A4 (b)(c)(j)	598,287	1
Class A5 (b)(c)(j)	598,287	1
Class A6 (b)(c)(j)	598,287	1
Class A7 (b)(c)(j)	598,287	1
Class A8 (b)(c)(j)	598,287	1
Class A9 (b)(c)(j)	598,287	1
XPO Logistics, Inc. (j)	176,900	11,705
TOTAL TRANSPORTATION EX AIR/RAIL		11,714
Utilities - 0.5%
NRG Energy, Inc.	863,100	34,464
PG&E Corp. (j)	3,288,096	42,055
Portland General Electric Co.	14,817	778
TOTAL UTILITIES		77,297
TOTAL COMMON STOCKS (Cost $1,501,256)		2,600,733

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (c)(j)	858	799
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(c)(j)	287,159,690	97
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		896

Bank Loan Obligations - 4.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(l)	9,105	9,124
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (f)(g)(l)	2,585	2,526
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (f)(g)(l)	1,390	1,358
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(l)	3,490	3,682
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(g)(l)	26,301	26,290
TOTAL AIR TRANSPORTATION		42,980
Automotive & Auto Parts - 0.1%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(l)	874	819
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 12/17/28 (f)(g)(l)	2,310	2,311
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1754% 2/5/26 (f)(g)(l)	18,032	17,747
TOTAL AUTOMOTIVE & AUTO PARTS		20,877
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 2/27/28 (f)(g)(l)	9,771	9,675
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6019% 9/19/26 (f)(g)(l)	3,835	3,821
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/21/28 (g)(l)(m)	7,500	7,486
TOTAL BROADCASTING		11,307
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(l)	23,890	23,736
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(l)	6,472	6,463
TOTAL BUILDING MATERIALS		30,199
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(g)(l)	3,705	3,698
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (f)(g)(l)	2,785	2,785
TOTAL CHEMICALS		6,483
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(g)(l)	21,978	21,264
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(l)	5,532	5,449
TOTAL CONSUMER PRODUCTS		26,713
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (f)(g)(l)	1,494	1,484
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(l)	1,066	1,066
Energy - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(l)	1,373	1,356
Forbes Energy Services LLC Tranche B, term loan 0% 4/13/21 (c)(e)(l)(m)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(l)(m)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(l)(m)	2,528	0
TOTAL ENERGY		1,356
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (f)(g)(l)	2,214	2,213
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (f)(g)(l)	166	166
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (f)(g)(l)	3,015	3,002
TOTAL ENVIRONMENTAL		5,381
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/20/29 (g)(l)(m)	2,160	2,156
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/20/29 (g)(l)(m)	125	124
TOTAL FOOD/BEVERAGE/TOBACCO		2,280
Gaming - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(l)	15,190	15,169
Golden Nugget LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/13/29 (f)(g)(l)	3,865	3,876
TOTAL GAMING		19,045
Healthcare - 0.7%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(l)	17,720	17,726
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(g)(l)	6,960	6,959
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (f)(g)(l)	16,926	16,896
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(l)	7,195	7,192
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (f)(g)(l)	2,143	2,137
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (f)(g)(l)	42,697	42,103
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (f)(g)(l)	1,437	1,425
TOTAL HEALTHCARE		94,438
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(l)	8,055	7,974
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(l)	1,445	1,444
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(l)	13,486	13,461
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(g)(l)	5,721	5,707
TOTAL INSURANCE		20,612
Services - 0.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (f)(g)(l)	1,145	1,156
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(l)(m)	648	646
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (g)(l)(m)	4,133	4,120
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (g)(l)(m)	648	646
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (f)(g)(l)	15,190	15,261
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (f)(g)(l)	43,750	43,695
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(l)	6,055	6,019
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(l)	7,731	7,707
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(l)	11,002	11,020
TOTAL SERVICES		90,270
Technology - 1.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(l)	1,131	1,130
athenahealth, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (f)(g)(l)	2,208	2,207
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(l)(m)	10,346	10,297
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(l)(m)	1,754	1,745
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 10/2/25 (f)(g)(l)	31,979	31,850
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 10/31/26 (f)(g)(l)	1,127	1,123
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (f)(g)(l)	2,020	2,020
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (f)(g)(l)	11,516	11,502
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (f)(g)(l)	8,603	8,579
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (f)(g)(l)	3,790	3,786
onsemi Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 9/19/26 (f)(g)(l)	7,668	7,671
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(g)(l)	14,098	14,075
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(l)	6,758	6,753
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (f)(g)(l)	6,605	6,568
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(l)	6,015	5,982
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 1/31/27 (f)(g)(l)	3,110	3,094
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(l)	28,395	28,301
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (f)(g)(l)	4,000	4,028
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 2/28/27 (f)(g)(l)	2,314	2,301
TOTAL TECHNOLOGY		153,012
Telecommunications - 0.3%
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(l)	8,892	8,884
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(g)(l)	5,136	5,122
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (f)(g)(l)	12,942	11,104
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(l)(n)	9,044	9,044
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(l)	6,989	6,805
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 3/9/27 (f)(g)(l)	7,821	7,705
TOTAL TELECOMMUNICATIONS		48,664
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(l)	27,092	26,551
TOTAL BANK LOAN OBLIGATIONS (Cost $626,620)		620,367

Preferred Securities - 7.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.1%
Ally Financial, Inc. 4.7% (f)(h)	17,635	17,459
Bank of America Corp.:
5.125% (f)(h)	36,030	37,201
5.2% (f)(h)	61,440	62,976
5.875% (f)(h)	102,630	108,531
6.25% (f)(h)	28,555	30,268
Citigroup, Inc.:
4.7% (f)(h)	15,285	15,305
5% (f)(h)	60,300	60,972
5.9% (f)(h)	27,015	27,657
5.95% (f)(h)	51,015	52,163
6.3% (f)(h)	5,610	5,769
Goldman Sachs Group, Inc.:
4.4% (f)(h)	8,035	7,854
4.95% (f)(h)	13,335	13,718
5% (f)(h)	70,565	69,193
Huntington Bancshares, Inc. 5.7% (f)(h)	12,990	13,055
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (f)(g)(h)	43,545	43,523
3 month U.S. LIBOR + 3.800% 3.9316% (f)(g)(h)	16,855	16,855
4% (f)(h)	34,340	33,645
4.6% (f)(h)	23,365	23,309
5% (f)(h)	30,845	31,385
6% (f)(h)	69,385	72,065
6.125% (f)(h)	17,585	18,288
6.75% (f)(h)	8,330	8,919
Wells Fargo & Co.:
5.875% (f)(h)	50,420	53,902
5.9% (f)(h)	63,075	64,652
TOTAL BANKS & THRIFTS		888,664
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)	1,749	70
Energy - 1.1%
DCP Midstream Partners LP 7.375% (f)(h)	15,260	14,620
Energy Transfer LP:
6.25% (f)(h)	81,527	71,948
6.625% (f)(h)	30,505	28,827
7.125% (f)(h)	9,130	9,284
MPLX LP 6.875% (f)(h)	30,450	30,298
Summit Midstream Partners LP 9.5% (f)(h)	2,912	2,513
TOTAL ENERGY		157,490
TOTAL PREFERRED SECURITIES (Cost $1,036,907)		1,046,224

Fixed-Income Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Direct Lending Fund, LP (b)(c)(o) (Cost $54,527)	5,452,651	54,527

Money Market Funds - 8.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (p)	1,138,877,690	1,139,105
Fidelity Securities Lending Cash Central Fund 0.08% (p)(q)	60,333,967	60,340
TOTAL MONEY MARKET FUNDS (Cost $1,199,399)		1,199,445

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,404,274)	14,557,693
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,846)
NET ASSETS - 100.0%	14,552,847

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,800,000 or 0.7% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,566,113,000 or 45.1% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,507,000 and $1,507,000, respectively.

(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592
Chesapeake Energy Corp.	2/10/21	216
Fidelity Direct Lending Fund, LP	12/09/21 - 1/31/22	54,526
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	4,307
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	2,496
New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677
Southeastern Grocers, Inc.	6/01/18	5,580
Tricer Holdco SCA	10/16/09 - 12/30/17	10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,367,979	2,838,772	3,067,646	532	-	-	1,139,105	2.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	360,982	300,642	19	-	-	60,340	0.2%
Total	1,367,979	3,199,754	3,368,288	551	-	-	1,199,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	54,527	-	145	-	-	54,527
	-	54,527	-	145	-	-	54,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
California Resources Corp.	120,620	-	57,766	651	(12,672)	106,244	-
California Resources Corp. warrants 10/27/24	228	-	-	-	-	628	-
Total	120,848	-	57,766	651	(12,672)	106,872	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.